Financing Arrangements (Details) (USD $)			12 Months Ended		1 Months Ended	12 Months Ended			12 Months Ended						9 Months Ended	12 Months Ended		12 Months Ended	9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Debt Instrument Variable Rate Base	Dec. 31, 2011 Debt Instrument Variable Rate Eurodollar	Apr. 30, 2011 Convertible notes Ratio	Dec. 31, 2011 Convertible notes	Dec. 31, 2011 Term loan M	Dec. 31, 2010 Term loan	Dec. 31, 2011 Mass Clean Energy loan	Oct. 18, 2011 Mass Clean Energy loan	Dec. 31, 2010 Mass Clean Energy loan	Dec. 31, 2010 Technology funds loan Korean subsidiary debt	Dec. 31, 2010 Korean government loans Korean subsidiary debt	Dec. 31, 2010 Previous Revolving Credit Facility	Sep. 30, 2011 Revolving credit facilities	Dec. 31, 2011 Revolving credit facilities	Dec. 31, 2010 Revolving credit facilities	Dec. 31, 2011 Revolving credit facilities Minimum Numerator Denominator	Sep. 30, 2011 Letter of credit facility	Sep. 30, 2011 Swing-line loan sub-facility	Sep. 30, 2011 Discretionary incremental borrowing facility Minimum	Sep. 30, 2011 Discretionary incremental borrowing facility Maximum
Financing arrangements
Total of long-term debt	$ 144,824,000	$ 9,982,000				$ 140,064,000	$ 2,069,000	$ 7,069,000	$ 2,691,000		$ 2,534,000	$ 44,000	$ 335,000
Less amounts classified as current	2,069,000	5,379,000
Long-term debt	142,755,000	4,603,000
Convertible Notes, Face Amount	143,800,000
Carrying Value of Debt Principal									2,500,000		2,500,000
Debt instrument interest rate stated percentage					3.75%				6.00%
Conversion rate per $1000 principal amount					138.8889
Aggregate principal amount used for the calculation of conversion rate					1,000
Conversion price (in dollars per share)					$ 7.20
Unamortized discount						3,700,000
Carrying Value of Debt, Net of Unamortized Discount						140,100,000
Interest expense						4,600,000
Amortization of discount						700,000
Contractual accrued coupon interest						3,900,000
Maximum borrowing capacity, under facility							15,000,000
Maturity period (in months)							36
Prime rate (as a percent)							4.00%							4.00%
Percentage of points added to the prime rate							0.75%
Forgivable loan									5,000,000	5,000,000
Portion of forgivable loan that will be forgiven upon meeting certain capital expenditure conditions									2,500,000	2,500,000
Portion of forgivable loan that will be forgiven upon meeting certain employment conditions									2,500,000
Amount of loan, an offset to property, plant and equipment									2,500,000		2,500,000
Portion of forgivable loan executed as forgiven										2,500,000
Description of interest rate terms									Fixed
Description of interest rate basis							financial institution's prime rate
Future principal payments, excluding unamortized discount on Convertible Notes, due under the long-term debt agreements
2012	2,069,000
2016	140,064,000
Thereafter	2,691,000
Total future principal payments	144,824,000	9,982,000				140,064,000	2,069,000	7,069,000	2,691,000		2,534,000	44,000	335,000
Less current portion	2,069,000	5,379,000
Long-term portion	142,755,000	4,603,000
Revolving Credit Facilities
Maximum amount specified under the conditions of revolving credit agreement															40,000,000				10,000,000	5,000,000	10,000,000	35,000,000
Percentage of eligible accounts specified under the conditions of revolving credit agreement considered to determine the maximum borrowing capacity (as a percent)															80.00%
Percentage of eligible foreign accounts specified under the conditions of revolving credit agreement considered to determine the maximum borrowing capacity															15.00%
Percentage of eligible inventory specified under the conditions of revolving credit agreement considered to determine the maximum borrowing capacity (as a percent)															30.00%
Interest rate margin if liquidity is less than minimum threshold (as a percent)			0.50%	2.75%
Interest rate margin if liquidity is greater than minimum threshold (as a percent)				2.25%
Amount of liquidity minimum threshold																75,000,000
Interest rate at the end of period (as a percent)	2.62%
Outstanding amount																38,100,000	8,000,000
Debt instrument covenant consolidated liquidity ratio, numerator																		2.00
Debt instrument covenant consolidated liquidity ratio, denominator																		1.00
Debt instrument covenant consolidated liquidity																		50,000,000
Debt instrument covenant consolidated tangible net worth, excluding subordinated debt																		$ 400,000,000